Increasing or Decreasing Current Health Care Cost Trend (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Postretirement Benefits, U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	$ 296	$ 390
1% Increase in trend rate, postretirement cost	15	21
1% Decrease in trend rate, accumulated benefit obligation	(265)	(348)
1% Decrease in trend rate, postretirement cost	(13)	(19)
Postretirement Benefits, Non-U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	9,080	3,920
1% Increase in trend rate, postretirement cost	647	473
1% Decrease in trend rate, accumulated benefit obligation	(3,802)	(5,176)
1% Decrease in trend rate, postretirement cost	$ (481)	$ (351)